Earnings Per Share (Details) - $ / shares	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share [Line Items]
Earnings per share basic	$ (0.01)	$ 0.01
Earnings per share diluted	$ (0.01)	$ 0.01
Successor [Member]
Earnings Per Share [Line Items]
Earnings per share basic
Earnings per share diluted